INVESTMENTS - Summary of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Reduction of cash and cash equivalents	R$ (2,468,073)	R$ 2,019,747	R$ 4,820,036
Cash and cash equivalents at the beginning of the year	16,174,130	13,642,918	8,472,274
Effect of FX variation on the cash balance and cash equivalents	(404,341)	511,465	350,608
Cash and cash equivalents at the end of the year	13,301,716	16,174,130	13,642,918
Compass [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities		(44,974)	(18,046)
Cash (generated (used in) in investing activities		(26,764)	776,872
Cash generated (used in) in financing activities		1,265,679	(525,030)
Reduction of cash and cash equivalents		1,193,941	233,796
Cash and cash equivalents at the beginning of the year	1,412,862	232,819	5
Cash and cash equivalents at the beginning of the year
Effect of FX variation on the cash balance and cash equivalents		(13,898)	(982)
Cash and cash equivalents at the end of the year
Cash and cash equivalents at the end of the year		1,412,862	232,819
Cosan Dez [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	3
Cash (generated (used in) in investing activities
Cash generated (used in) in financing activities	2,011
Reduction of cash and cash equivalents	2,014
Cash and cash equivalents at the beginning of the year
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	2,014
Cosan Nove [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	2
Cash (generated (used in) in investing activities	(19,217)
Cash generated (used in) in financing activities	21,936
Reduction of cash and cash equivalents	2,721
Cash and cash equivalents at the beginning of the year
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	2,721
Comgas [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	3,439,489	2,539,222	2,111,551
Cash (generated (used in) in investing activities	(646,720)	(1,025,104)	(1,768,298)
Cash generated (used in) in financing activities	(2,443,161)	(2,202,275)	198,890
Reduction of cash and cash equivalents	349,608	(688,157)	542,143
Cash and cash equivalents at the beginning of the year	891,650	1,610,548	1,083,410
Effect of FX variation on the cash balance and cash equivalents		(30,741)	(15,005)
Cash and cash equivalents at the end of the year	1,241,258	891,650	1,610,548
Moove [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	292,204	95,461	71,654
Cash (generated (used in) in investing activities	(41,004)	77,742	(38,910)
Cash generated (used in) in financing activities	(197,994)	(13,766)	14,874
Reduction of cash and cash equivalents	53,206	159,437	47,618
Cash and cash equivalents at the beginning of the year	761,698	492,619	319,733
Effect of FX variation on the cash balance and cash equivalents		109,642	125,268
Cash and cash equivalents at the end of the year	814,904	761,698	492,619
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	145,654	(15,679)	463,170
Cash (generated (used in) in investing activities	2,467,567	(1,469,750)	(6,632,353)
Cash generated (used in) in financing activities	(1,235,688)	714,115	7,037,144
Reduction of cash and cash equivalents	1,377,533	(771,314)	867,961
Cash and cash equivalents at the beginning of the year	791,802	1,568,667	700,706
Effect of FX variation on the cash balance and cash equivalents		(5,551)
Cash and cash equivalents at the end of the year	2,169,335	791,802	1,568,667
Cosan Investments [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	193,099	21,690
Cash (generated (used in) in investing activities	(6,617)	49,227
Cash generated (used in) in financing activities	(189,917)	(15,650)
Reduction of cash and cash equivalents	(3,435)	55,267
Cash and cash equivalents at the beginning of the year	55,267
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	R$ 51,832	R$ 55,267